Goodwill	12 Months Ended
Feb. 28, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

7.	GOODWILL
The following tables present the changes in goodwill:

($ in thousands)	Predecessor
Balance, February 28, 2019	$482,378
Acquisitions:
Amber Road	263,317
Averetek	7,191
Currency translation adjustment	(130)
Balance, February 29, 2020	752,756
Currency translation adjustment	33
Balance, February 3, 2021	$752,789

($ in thousands)	Successor
Balance, February 4, 2021	$2,628,964
Currency translation adjustment	(318)
Balance, February 28, 2021	$2,628,646
For the year ended February 29, 2020, the change to goodwill was attributable to the acquisitions of Amber Road and Averetek as well as the effect of currency translation adjustments. The opening balance of goodwill as of February 4, 2021 was due to the Business Combination. See Note 3,
Business Combination and Acquisitions
for additional details.